Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Summary of Income Tax Expense
The following table sets forth the income tax expense of the Group for the years ended December 31, 2023, 2024 and 2025:

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Current income tax	1,414,224	2,725,341	1,374,559
Deferred income tax	(778,857)	(1,200,511)	(240,694)

	635,367	1,524,830	1,133,865

Summary of Reconciliation from Income Tax Calculated Based on the Applicable Tax Rates and Profit before Income Tax Expenses
The following table sets forth the reconciliation from income tax calculated based on the applicable tax rates and profit before income tax expense presented in the consolidated financial statements to the income tax expense:

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Profit/(loss) before income tax expense	1,588,465	(2,078,685)	(577,746)
Income tax calculated at the PRC statutory tax rate of 25% (d)	397,116	(519,671)	(144,437)
Tax effect of:
Different income tax rates applicable to subsidiaries (a)(b)(c)	249,204	209,802	223,805
Expenses and losses not deductible for tax purposes (g)	196,361	200,893	232,350
Reversal of deferred tax assets recognized in prior years	87,926	261,749	184,647
Deductible temporary differences and tax losses for which no deferred tax asset was recognized (f)	71,351	328,476	89,172
Research and development tax credit	(58,109)	(15,594)	(10,273)
Income not subject to tax	(4,350)	(3,608)	(20,235)
Withholding taxes related to dividend distributions to foreign parent company (e)	—	1,050,000	633,000
Adjustments in respect of current income tax of previous years	(89,745)	30,043	4,613
Utilization of previously unrecognized deferred tax assets	(72,803)	(47,716)	(54,443)
Effect of tax rate changes on deferred income taxes	(117,913)	2,167	—
Others	(23,671)	28,289	(4,334)

Income tax expense	635,367	1,524,830	1,133,865